Leases liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Leases liabilities
Summary of lease liabilities

		Unwinding
		interest from	Net lease
	Lease liabilities	lease agreements	liability
Opening balance as of January 1st, 2022	36,613	(4,946)	31,667
Additions	35,752	(3,162)	32,590
Business combination	15,908	(1,298)	14,610
Payments - Principal	(32,802)	—	(32,802)
Interest payment	(2,363)	(37)	(2,400)
Interest appropriation	—	4,183	4,183
Exchange-rate change	(783)	(6)	(789)
Balance at December 31, 2022	52,325	(5,266)	47,059
Current	16,700	(2,289)	14,411
Non-current	35,625	(2,977)	32,648

		Unwinding interest
		from lease
	Lease liabilities	agreements	Net lease liability
Opening balance as of January 1st, 2021	10,070	(1,129)	8,941
Additions	25,414	(4,133)	21,281
Business combination	4,716	(864)	3,852
Payments - Principal	(6,820)	—	(6,820)
Interest payment	(573)	—	(573)
Interest appropriation	—	1,180	1,180
Exchange-rate change	3,806	—	3,806
Balance at December 31, 2021	36,613	(4,946)	31,667
Current	11,599	(1,964)	9,635
Non-current	25,014	(2,982)	22,032